SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Severance pay:
Severance expense	$ 165	$ 155	$ 136
Government grants:
Amount of royalty-bearing government grants		10	216
Basic and diluted net earnings (loss) per share:
Options included in calculation of diluted net earnings per Ordinary Share	52,707
Derivatives and hedging:
Call and put option contracts	3,750	5,350	3,800
Profit (expense) on derivatives	$ 60	$ (10)	$ 11
Developed Technology [Member] | Minimum [Member]
Intangible assets:
Amortization period	4 years
Developed Technology [Member] | Maximum [Member]
Intangible assets:
Amortization period	8 years
Customer Relationships [Member] | Minimum [Member]
Intangible assets:
Amortization period	6 years
Customer Relationships [Member] | Maximum [Member]
Intangible assets:
Amortization period	8 years
Brand Names [Member]
Intangible assets:
Amortization period	11 years